CONDENSED CONSOLIDATED BALANCE SHEETS - Parenthetical - USD ($)	Mar. 31, 2023	Mar. 30, 2023
Preferred Authorized	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	25,000,000,000	25,000,000,000
Common Stock, Shares, Issued	12,319,522	12,316,954
Common stock issuable, not yet issued	1,000,000
Series E Preferred Stock
Preferred Par value	$ 0.00001
Preferred Authorized	2,500,000
Preferred Issued	317,000
Preferred Stock, Liquidation Preference, Value	$ 1
Series A Preferred Stock
Preferred Par value	$ 0.001
Preferred Authorized	75
Preferred Issued	75	75
Series B Preferred Stock
Preferred Par value	$ 0.00001
Preferred Authorized	4,900
Preferred Issued	3,000	3,000
Preferred Stock, Liquidation Preference, Value	$ 100
Series C Preferred Stock
Preferred Par value	$ 0.00001
Preferred Authorized	5,000,000
Preferred Issued	0
Preferred Stock, Liquidation Preference, Value	$ 100
Series D Preferred Stock
Preferred Par value	$ 0.00001
Preferred Authorized	2,500,000
Preferred Issued	957,000	1,274,000
Preferred Stock, Liquidation Preference, Value	$ 1